SCHEDULE OF COMPONENT OF DEFERRED TAX ASSET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 25,006	$ 19,239
Net deferred tax asset before valuation allowance	5,786	4,564
Valuation allowance	(5,786)	(4,564)
Net deferred tax